Note 9 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Fiscal Year:
	2023	2022	2021
Current:
Federal	$11,903	$4,780	$13,121
State	3,500	3,383	4,145
Total	15,403	8,163	17,266

Deferred:
Federal	$(3,725)	$7,017	$13,486
State	554	44	3,164
Total	(3,171)	7,061	16,650
Total income taxes	$12,232	$15,224	$33,916

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Fiscal Year:
	2023	2022	2021
Computed (expected tax rate)	21.0%	21.0%	21.0%
State income taxes (net of federal tax benefit)	3.8%	3.7%	3.1%
Federal credits	-1.2%	-0.8%	-0.3%
State rate changes	0.8%	0.3%	0.0%
State credit expiration	0.6%	0.9%	0.0%
Change in valuation allowance	2.3%	-1.1%	0.2%
Federal return to accrual	-0.1%	-0.9%	0.0%
State return to accrual	-0.2%	0.1%	0.0%
Federal net operating loss (NOL) carryback rate difference	0.0%	0.0%	-2.8%
Interest received on federal NOL carryback	0.0%	-0.3%	-0.2%
Uncertain tax benefits return to accrual	-0.1%	0.3%	0.0%
Other	0.1%	-0.2%	0.2%
Effective income tax rate	27.0%	23.0%	21.2%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of:
	March 31,	March 31,
	2023	2022
Deferred income tax assets:
Future tax credits	$4,995	$5,244
Inventory valuation	8,797	3,098
Employee benefits	2,335	2,191
Insurance	471	345
State depreciation basis differences	3,218	-
Operating leases	942	-
Intangibles	1,514	-
Other comprehensive loss	7,117	8,975
Interest	8	3
Prepaid revenue	296	374
Net operating loss and other tax attribute carryovers	630	610
Other	339	-
Total assets	30,662	20,840
Deferred income tax liabilities:
Property basis and depreciation difference	26,449	21,807
Inventory valuation	2,101	-
Intangibles	-	17
Right-of-use assets	7,045	5,764
Pension	21,528	21,253
Other	169	1,012
Total liabilities	57,292	49,853
Valuation allowance - noncurrent	4,995	3,931
Deferred income tax liability, net	$(31,625)	$(32,944)

Summary of Income Tax Contingencies [Table Text Block]
	As of:
	March 31,	March 31,
	2023	2022
Beginning balance	$676	$376
Tax positions related to current year:
Additions	174	160
Tax positions related to prior years:
Additions	-	215
Reductions	(38)	-
Lapses in statues of limitations	(9)	(75)
Ending balance	$803	$676